STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (229,230)	$ (4,625,808)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account	(4,006)	(3,383,887)
Stock compensation		74,503
Changes in operating assets and liabilities:
Prepaid expenses	(422,618)	212,013
Accounts payable and accrued liabilities	153,397	6,143,981
Due to related party	21,935	110,000
Net cash used in operating activities	(480,522)	(1,469,198)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(234,600,000)
Net cash used in investing activities	(234,600,000)
Cash flows from financing activities:
Proceeds from initial public offering, net of costs	226,000,000
Proceeds from private placement	10,600,000
Proceeds from promissory note to Sponsor		500,000
Payment of deferred offering costs	(539,844)
Net cash provided by financing activities	236,060,156	500,000
Net Change in Cash	979,634	(969,198)
Cash at the beginning of the period		979,634
Cash at the end of the period	979,634	10,436
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption	234,600,000
Offering costs paid by Sponsor from proceeds from issuance of Class B ordinary shares	25,000
Deferred underwriting commissions payable charged to additional paid in capital	12,100,000
Remeasurement of ordinary share subject to possible redemption	$ 28,178,166	$ 3,383,887